FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measured on Recurring Basis

The following table sets forth the Company’s financial liabilities that were measured at fair value, on a recurring basis:

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liability – private warrants(2)	$—	$—	$1,293	$1,293

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities
LBF earn-out consideration(1)	$—	$—	$597	$597
(1)	The LBF earn-out consideration represents arrangements to pay the former owners of LBF Travel, Inc. (“LBF”) acquired by the Company in 2019. The undiscounted maximum payment under the arrangement is $2,700 in aggregate at the end of fiscal year 2021 and 2022. As of December 31, 2022, no payments were made as LBF did not meet the EBITDA (Earnings Before Interest, Taxes, Depreciation, and Amortization) threshold required. Earn-out consideration is included in accrued expenses and other current liabilities on the Company’s Consolidated Balance Sheets.
(2)	On February 1, 2021, with the closing of the IPO, ITHAX consummated the sale of 675,000 private placement units. In connection with the closing of the Business Combination, the private placement units separated into their underlying securities: the Company Class A Common Stock and the Private Warrants. As of December 31, 2022, the Company had 232,500 private warrants outstanding.

Schedule of Changes in the Fair Value of Warrant Liabilities

The following tables summarizes the fair value adjustments for earn-out consideration measured using significant unobservable inputs (level 3):

	Year Ended
	December 31,
	2022	2021
Balance, beginning of year	$597	$332
Change in the estimated fair value of LBF earn-out consideration	(597)	265
Balance, end of the year	$—	$597

The following tables summarizes the fair value adjustments for Private Warrant liability measured using significant unobservable inputs (level 3):

Year Ended
December 31,
2022
Private warrants recognized upon closing of Business Combination	1,721
Transfer of Private Warrants to Public Warrants	(536)
Change in the estimated fair value of warrants	108
Balance, end of the year	$1,293